RELATED PARTY TRANSACTIONS - NARRATIVE (Details)			1 Months Ended				3 Months Ended		9 Months Ended
	Nov. 28, 2018 USD ($)	Sep. 09, 2015 USD ($) quarterly_payment	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Jul. 12, 2018
Related Party Transaction
Repayments of debt									$ 113,445,000	$ 63,853,000
Distributions paid									40,506,000	95,021,000
Debt guarantee							$ 405,800,000		$ 405,800,000
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Golar Management | Ship management fees
Related Party Transaction
Required notice for termination of management service agreement (in days)									30 days
Golar LNG Limited
Related Party Transaction
Distributions paid							500,000	$ 9,200,000	$ 10,100,000	27,500,000
Golar, Keppel, and B&V
Related Party Transaction
Reimbursement percent									50.00%
Reimbursement threshold									$ 32,400,000
Withholding taxes threshold									$ 4,200,000
Maximum exposure period									8 years
Maximum reimbursement							20,000,000		$ 20,000,000
Fortune Lianjiang Shipping | Golar Hilli LLC
Related Party Transaction
Covenant, free liquid assets	$ 30,000,000
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Covenant, consolidated tangible net worth	$ 123,950,000
Hilli LLC
Related Party Transaction
Business acquisition, percentage of interests acquired												50.00%	50.00%
Affiliated Entity | PT Pesona
Related Party Transaction
Agency expense							100,000	100,000	400,000	400,000
Golar LNG Limited | Ship management fees
Related Party Transaction
Interest paid							(1,316,000)	(1,115,000)	(3,948,000)	(3,345,000)
Golar LNG Limited | Interest Expense On Short-Term Credit Facility
Related Party Transaction
Interest paid							0	0	(285,000)	0
Other Current Liabilities
Related Party Transaction
Guarantees, fair value							1,600,000		1,600,000
Other Noncurrent Liabilities
Related Party Transaction
Guarantees, fair value							5,400,000		5,400,000
Hilli Facility | Hilli LLC
Related Party Transaction
Debt instrument, face amount		$ 960,000,000
Basis spread on variable rate		3.95%
Long-term debt, term		10 years
Number of quarterly repayments | quarterly_payment		40
Percentage of quarterly repayments of construction costs		1.375%
Unsecured Revolving Credit Facility | Golar LNG Limited | Revolving Credit Facility
Related Party Transaction
Line of credit facility, maximum borrowing capacity			$ 25,000,000.0
Proceeds from related party debt			$ 15,000,000.0
Unsecured Revolving Credit Facility | Golar LNG Limited | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction
Basis spread on variable rate			5.00%
Golar Borrowings February Two Thousand Twenty | Golar LNG Limited
Related Party Transaction
Debt instrument, face amount						$ 25,000,000.0
Repayments of debt				$ 5,000,000.0	$ 20,000,000.0
Golar Borrowings February Two Thousand Twenty | Golar LNG Limited | London Interbank Offered Rate (LIBOR)
Related Party Transaction
Basis spread on variable rate						5.00%
Interest Rate Swap
Related Party Transaction
Notional amount							1,252,287,000		1,252,287,000
Interest Rate Swap | Hilli LLC
Related Party Transaction
Notional amount											$ 480,000,000.0
Hilli LLC
Related Party Transaction
Cash distributions declared							0	6,000,000.0	10,300,000	12,900,000
Hilli LLC | Golar, Keppel, and B&V
Related Party Transaction
Operating expense reimbursement							0	$ 800,000	300,000	$ 800,000
Golar, Keppel, and B&V
Related Party Transaction
Reimbursement threshold									39,500,000
Withholding taxes threshold									5,200,000
Maximum reimbursement							$ 20,000,000		$ 20,000,000
PT Pesona
Related Party Transaction
Noncontrolling interest, ownership percentage by noncontrolling owners							51.00%		51.00%